DUE TO BANKS AND CORRESPONDENTS, Due to banks and correspondents maturities (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	S/ 12,076,567	S/ 8,801,911
Lines of credit granted by various local and foreign financial institutions	11,752,200	8,801,900
Up to 3 months [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	3,513,860	1,420,872
From 3 Months to 1 Year [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	3,514,114	1,562,224
From 1 to 3 Years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	1,568,163	2,660,926
From 3 to 5 years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	795,765	694,308
More than 5 Years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	S/ 2,684,665	S/ 2,463,581